Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Expenses
Schedule of recognized share-based compensation expense

The Group recognized share-based compensation expense of RMB61,736, RMB20,464 and RMB9,132 for the years ended December 31, 2019, 2020 and 2021, respectively, which was classified as follows:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	4,006	1,044	390	61
Research and product development	12,057	4,349	724	114
Sales and marketing	3,321	1,099	644	101
General and administrative	42,352	13,972	7,374	1,157
Total	61,736	20,464	9,132	1,433

Summary of the option activity under the 2008 plan

The following table summarizes the Company’s option activities:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000

Outstanding at January 1, 2021	19,299,717	1.80	4.92	2,339
Granted	—	—	—	—
Exercised	(523,677)	0.10	—	1.63
Forfeited	(4,799,433)	1.93	—	1.44
Outstanding at December 31, 2021	13,976,607	1.81	3.74	825
Vested and expected to vest at December 31, 2021	13,905,090	1.81	3.72	825
Exercisable at December 31, 2021	13,547,013	1.82	3.65	825

Schedule of assumptions used to estimate the fair value of option grant on the date of grant

The Company uses the binominal option pricing model to estimate the fair value of stock options. There was no option granted for the years ended December 31, 2020 and 2021. The assumptions used to value the Company’s option grants for the year ended December 31, 2019 were as follows:

2019

Expected volatility	48.05%
Risk-free interest rate	2.72%
Exercise multiple	2.2-2.8
Expected dividend yield	0%
Time to maturity (in years)	10
Expected forfeiture rate (post-vesting)	0%-20%
Fair value of the common share on the date of option grant	US$1.5 (RMB10.42)

Summary of restricted shares activity

The following table summarizes the Company’s restricted shares activity under the plans:

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2021	74,406	2.23
Granted	—	—
Vested	(52,488)	2.23
Forfeited	—	—
Restricted shares as of December 31, 2021	21,918	2.23
Vested and expected to vest at December 31, 2021	21,918	2.23